Credit risk exposure and allowances - Disclosure Of Allowances (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Performing assets [member] | Stage 1 [Member] | Loss allowances collectively assessed [member] | Opening balance (under IFRS 9) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	$ 21,278,168	$ 19,922,314
Loss allowances on loan commitments and financial guarantees	5,472,974	3,210,578
Performing assets [member] | Stage 1 [Member] | Loss allowances collectively assessed [member] | Transfers from Stage 1 to Stage 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(10,458,182)	(9,918,677)
Loss allowances on loan commitments and financial guarantees	(1,653,181)	(1,221,399)
Performing assets [member] | Stage 1 [Member] | Loss allowances collectively assessed [member] | Transfers from Stage 2 to Stage 1 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	4,601,607	4,559,146
Loss allowances on loan commitments and financial guarantees	1,246,120	859,978
Performing assets [member] | Stage 1 [Member] | Loss allowances collectively assessed [member] | Transfers from Stage 1 or 2 to Stage 3 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(560,500)	(560,627)
Loss allowances on loan commitments and financial guarantees	(15,467)	(33,728)
Performing assets [member] | Stage 1 [Member] | Loss allowances collectively assessed [member] | Transfers from Stage 3 to Stage 1 or 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	172,982	109,384
Loss allowances on loan commitments and financial guarantees	34,782	41,380
Performing assets [member] | Stage 1 [Member] | Loss allowances collectively assessed [member] | Changes without transfers between Stages [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	6,570,570	4,487,109
Loss allowances on loan commitments and financial guarantees	(2,053,989)	984,086
Performing assets [member] | Stage 1 [Member] | Loss allowances collectively assessed [member] | New financial assets originated [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	80,902,829	77,321,080
Performing assets [member] | Stage 1 [Member] | Loss allowances collectively assessed [member] | New loan commitments and financial guarantees originated [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on loan commitments and financial guarantees	7,677,107	4,606,953
Performing assets [member] | Stage 1 [Member] | Loss allowances collectively assessed [member] | Repayments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(70,188,532)	(60,138,181)
Loss allowances on loan commitments and financial guarantees	(1,715,510)	(1,208,080)
Performing assets [member] | Stage 1 [Member] | Loss allowances collectively assessed [member] | Foreign exchange [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	8,448,228	630,201
Loss allowances on loan commitments and financial guarantees	918,539	246,982
Performing assets [member] | Stage 1 [Member] | Loss allowances collectively assessed [member] | Inflation adjustment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(22,238,279)	(15,133,581)
Loss allowances on loan commitments and financial guarantees	(5,219,426)	(2,013,776)
Performing assets [member] | Stage 1 [Member] | Loss allowances collectively assessed [member] | Closing balance [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	18,528,891	21,278,168
Loss allowances on loan commitments and financial guarantees	4,691,949	5,472,974
Performing assets [member] | Stage 2 [Member] | Loss allowances collectively assessed [member] | Opening balance (under IFRS 9) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	74,967,298	73,349,548
Loss allowances on loan commitments and financial guarantees	2,748,134	1,627,195
Performing assets [member] | Stage 2 [Member] | Loss allowances collectively assessed [member] | Transfers from Stage 1 to Stage 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	40,839,390	39,428,960
Loss allowances on loan commitments and financial guarantees	5,741,923	5,294,905
Performing assets [member] | Stage 2 [Member] | Loss allowances collectively assessed [member] | Transfers from Stage 2 to Stage 1 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(18,707,615)	(19,757,792)
Loss allowances on loan commitments and financial guarantees	(4,322,909)	(3,416,695)
Performing assets [member] | Stage 2 [Member] | Loss allowances collectively assessed [member] | Transfers from Stage 1 or 2 to Stage 3 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(21,638,516)	(14,944,361)
Loss allowances on loan commitments and financial guarantees	(90,550)	(82,105)
Performing assets [member] | Stage 2 [Member] | Loss allowances collectively assessed [member] | Transfers from Stage 3 to Stage 1 or 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	426,288	506,059
Loss allowances on loan commitments and financial guarantees	27,099	20,148
Performing assets [member] | Stage 2 [Member] | Loss allowances collectively assessed [member] | Changes without transfers between Stages [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	26,472,508	(7,577,618)
Loss allowances on loan commitments and financial guarantees	(1,037,861)	454,802
Performing assets [member] | Stage 2 [Member] | Loss allowances collectively assessed [member] | New financial assets originated [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	50,520,565	54,396,095
Performing assets [member] | Stage 2 [Member] | Loss allowances collectively assessed [member] | New loan commitments and financial guarantees originated [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on loan commitments and financial guarantees	342,423	303,431
Performing assets [member] | Stage 2 [Member] | Loss allowances collectively assessed [member] | Repayments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(22,558,214)	(8,736,857)
Loss allowances on loan commitments and financial guarantees	(471,833)	(445,142)
Performing assets [member] | Stage 2 [Member] | Loss allowances collectively assessed [member] | Write-offs [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(1)	(252)
Performing assets [member] | Stage 2 [Member] | Loss allowances collectively assessed [member] | Foreign exchange [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	331,451	384,091
Loss allowances on loan commitments and financial guarantees	50,832	6,969
Performing assets [member] | Stage 2 [Member] | Loss allowances collectively assessed [member] | Inflation adjustment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(77,594,326)	(42,080,575)
Loss allowances on loan commitments and financial guarantees	(1,840,096)	(1,015,374)
Performing assets [member] | Stage 2 [Member] | Loss allowances collectively assessed [member] | Closing balance [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	53,058,828	74,967,298
Loss allowances on loan commitments and financial guarantees	1,147,162	2,748,134
Performing assets [member] | Stage 2 [Member] | Loss allowances individually assesed [member] | Opening balance (under IFRS 9) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	374,372	3,645,643
Loss allowances on loan commitments and financial guarantees	13,397	192,807
Performing assets [member] | Stage 2 [Member] | Loss allowances individually assesed [member] | Transfers from Stage 1 to Stage 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	7	286
Loss allowances on loan commitments and financial guarantees	249
Performing assets [member] | Stage 2 [Member] | Loss allowances individually assesed [member] | Transfers from Stage 2 to Stage 1 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(20,635)	(31,218)
Loss allowances on loan commitments and financial guarantees	(9,305)	(835)
Performing assets [member] | Stage 2 [Member] | Loss allowances individually assesed [member] | Transfers from Stage 1 or 2 to Stage 3 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(75,783)	(499,358)
Loss allowances on loan commitments and financial guarantees	(28)	(7,589)
Performing assets [member] | Stage 2 [Member] | Loss allowances individually assesed [member] | Transfers from Stage 3 to Stage 1 or 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(16,775)	410,240
Loss allowances on loan commitments and financial guarantees	2,009	2,329
Performing assets [member] | Stage 2 [Member] | Loss allowances individually assesed [member] | Changes without transfers between Stages [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(19,127)	(2,698,241)
Loss allowances on loan commitments and financial guarantees	6,780	(100,181)
Performing assets [member] | Stage 2 [Member] | Loss allowances individually assesed [member] | New financial assets originated [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	903,554	2,729,687
Performing assets [member] | Stage 2 [Member] | Loss allowances individually assesed [member] | New loan commitments and financial guarantees originated [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on loan commitments and financial guarantees	5,942	7,704
Performing assets [member] | Stage 2 [Member] | Loss allowances individually assesed [member] | Repayments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(884,843)	(2,410,057)
Loss allowances on loan commitments and financial guarantees	(4,724)	(50,722)
Performing assets [member] | Stage 2 [Member] | Loss allowances individually assesed [member] | Foreign exchange [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	176,145	178,769
Loss allowances on loan commitments and financial guarantees	1,130
Performing assets [member] | Stage 2 [Member] | Loss allowances individually assesed [member] | Inflation adjustment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(330,896)	(951,379)
Loss allowances on loan commitments and financial guarantees	(12,533)	(30,116)
Performing assets [member] | Stage 2 [Member] | Loss allowances individually assesed [member] | Closing balance [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	106,019	374,372
Loss allowances on loan commitments and financial guarantees	2,917	13,397
Non performing assets [member] | Stage 3 [Member] | Loss allowances collectively assessed [member] | Opening balance (under IFRS 9) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	28,175,951	31,582,428
Loss allowances on loan commitments and financial guarantees	155,061	147,653
Non performing assets [member] | Stage 3 [Member] | Loss allowances collectively assessed [member] | Transfers from Stage 1 or 2 to Stage 3 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	50,014,912	33,819,212
Loss allowances on loan commitments and financial guarantees	393,937	320,676
Non performing assets [member] | Stage 3 [Member] | Loss allowances collectively assessed [member] | Transfers from Stage 3 to Stage 1 or 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(6,848,617)	(6,613,450)
Loss allowances on loan commitments and financial guarantees	(387,328)	(296,191)
Non performing assets [member] | Stage 3 [Member] | Loss allowances collectively assessed [member] | Changes without transfers between Stages [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	15,023,374	13,834,564
Loss allowances on loan commitments and financial guarantees	212,782	131,292
Non performing assets [member] | Stage 3 [Member] | Loss allowances collectively assessed [member] | New financial assets originated [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	4,751,953	4,713,037
Non performing assets [member] | Stage 3 [Member] | Loss allowances collectively assessed [member] | New loan commitments and financial guarantees originated [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on loan commitments and financial guarantees	104,689	45,166
Non performing assets [member] | Stage 3 [Member] | Loss allowances collectively assessed [member] | Repayments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(8,959,143)	(7,624,830)
Loss allowances on loan commitments and financial guarantees	(155,151)	(102,568)
Non performing assets [member] | Stage 3 [Member] | Loss allowances collectively assessed [member] | Write-offs [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(25,812,981)	(24,857,498)
Loss allowances on loan commitments and financial guarantees	(407)	(324)
Non performing assets [member] | Stage 3 [Member] | Loss allowances collectively assessed [member] | Foreign exchange [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	9,308	5,898
Non performing assets [member] | Stage 3 [Member] | Loss allowances collectively assessed [member] | Inflation adjustment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(33,708,572)	(16,683,410)
Loss allowances on loan commitments and financial guarantees	(193,495)	(90,643)
Non performing assets [member] | Stage 3 [Member] | Loss allowances collectively assessed [member] | Closing balance [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	22,646,185	28,175,951
Loss allowances on loan commitments and financial guarantees	130,088	155,061
Non performing assets [member] | Stage 3 [Member] | Loss allowances individually assesed [member] | Opening balance (under IFRS 9) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	3,481,601	16,876,102
Loss allowances on loan commitments and financial guarantees	324
Non performing assets [member] | Stage 3 [Member] | Loss allowances individually assesed [member] | Transfers from Stage 1 or 2 to Stage 3 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	1,480,010	525,877
Loss allowances on loan commitments and financial guarantees	55	22,736
Non performing assets [member] | Stage 3 [Member] | Loss allowances individually assesed [member] | Transfers from Stage 3 to Stage 1 or 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(1,267,677)	(410,483)
Loss allowances on loan commitments and financial guarantees	(26,185)	(55,589)
Non performing assets [member] | Stage 3 [Member] | Loss allowances individually assesed [member] | Changes without transfers between Stages [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	1,880,271	772,856
Loss allowances on loan commitments and financial guarantees	30,593	39,277
Non performing assets [member] | Stage 3 [Member] | Loss allowances individually assesed [member] | New financial assets originated [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	1,287,423	329,941
Non performing assets [member] | Stage 3 [Member] | Loss allowances individually assesed [member] | Repayments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(1,973,698)	(456,536)
Loss allowances on loan commitments and financial guarantees	(2,782)
Non performing assets [member] | Stage 3 [Member] | Loss allowances individually assesed [member] | Write-offs [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(981,656)	(11,347,185)
Non performing assets [member] | Stage 3 [Member] | Loss allowances individually assesed [member] | Foreign exchange [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	2,106,455	1,102,037
Non performing assets [member] | Stage 3 [Member] | Loss allowances individually assesed [member] | Inflation adjustment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(3,266,468)	(3,911,008)
Loss allowances on loan commitments and financial guarantees	(1,751)	(6,100)
Non performing assets [member] | Stage 3 [Member] | Loss allowances individually assesed [member] | Closing balance [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	2,746,261	3,481,601
Loss allowances on loan commitments and financial guarantees	254	324
Total credit impaired [member] | Opening balance (under IFRS 9) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	128,277,390	145,376,035
Loss allowances on loan commitments and financial guarantees	8,389,890	5,178,233
Total credit impaired [member] | Transfers from Stage 1 to Stage 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	30,381,215	29,510,569
Loss allowances on loan commitments and financial guarantees	4,088,991	4,073,506
Total credit impaired [member] | Transfers from Stage 2 to Stage 1 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(14,126,643)	(15,229,864)
Loss allowances on loan commitments and financial guarantees	(3,086,094)	(2,557,552)
Total credit impaired [member] | Transfers from Stage 1 or 2 to Stage 3 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	29,220,123	18,340,743
Loss allowances on loan commitments and financial guarantees	287,947	219,990
Total credit impaired [member] | Transfers from Stage 3 to Stage 1 or 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(7,533,799)	(5,998,250)
Loss allowances on loan commitments and financial guarantees	(349,623)	(287,923)
Total credit impaired [member] | Changes without transfers between Stages [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	49,927,596	8,818,670
Loss allowances on loan commitments and financial guarantees	(2,841,695)	1,509,276
Total credit impaired [member] | New financial assets originated [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	138,366,324	139,489,840
Loss allowances on loan commitments and financial guarantees	8,130,161
Total credit impaired [member] | New loan commitments and financial guarantees originated [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on loan commitments and financial guarantees		4,963,254
Total credit impaired [member] | Repayments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(104,564,430)	(79,366,461)
Loss allowances on loan commitments and financial guarantees	(2,350,000)	(1,806,512)
Total credit impaired [member] | Write-offs [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(26,794,638)	(36,204,935)
Loss allowances on loan commitments and financial guarantees	(407)	(324)
Total credit impaired [member] | Foreign exchange [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	11,071,587	2,300,996
Loss allowances on loan commitments and financial guarantees	970,501	253,951
Total credit impaired [member] | Inflation adjustment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(137,138,541)	(78,759,953)
Loss allowances on loan commitments and financial guarantees	(7,267,301)
Total credit impaired [member] | Other Adjustments [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on loan commitments and financial guarantees		(3,156,009)
Total credit impaired [member] | Closing balance [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	97,086,184	128,277,390
Loss allowances on loan commitments and financial guarantees	$ 5,972,370	$ 8,389,890